Common Stock and Stock Plans, Summary of Performance Awards (Details) - Performance Shares Awards [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Performance Awards [Abstract]
Nonvested at January 1, 2019 (in shares)	5,984,686
Granted (in shares)	2,320,530
Vested (in shares)	(1,610,502)
Canceled or forfeited (in shares)	(190,501)
Nonvested at December 31, 2019 (in shares)	6,504,213	5,984,686
Weighted- average grant-date fair value
Nonvested at January 1, 2019 (in dollars per share)	$ 49.91
Granted (in dollars per share)	49.26	$ 58.62	$ 57.14
Vested (in dollars per share)	48.59
Canceled or forfeited (in dollars per share)	56.48
Nonvested at December 31, 2019 (in dollars per share)	$ 49.81	$ 49.91